Annual Total Returns- Alger Health Sciences Fund - Z (Class Z Shares) [BarChart] - Class Z Shares - Alger Health Sciences Fund - AC - Class Z	2016	2017	2018	2019	2020
Total	(2.86%)	37.75%	6.17%	22.42%	31.45%